DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS July 31, 2022
(Unaudited)
Shares	Description	Value
Common Stocks & MLP Interests—135.2%
	■ Airport Services—2.2%
94,875	Aena SME S.A. (Spain)(1)	$11,926,940
	■ Coal & Consumable Fuels—2.0%
150,889	Enviva, Inc.	10,506,401
	■ Construction & Engineering—5.4%
497,931	Ferrovial S.A. (Spain)	13,272,383
160,600	Vinci S.A. (France)	15,327,508
		28,599,891
	■ Electric, Gas and Water—79.3%
404,990	Alliant Energy Corp. (2)	24,676,041
235,660	Ameren Corp.	21,944,659
177,410	American Electric Power Co., Inc.	17,485,530
2,340,225	APA Group (Australia)	19,049,092
111,800	Atmos Energy Corp.	13,571,402
177,000	Black Hills Corp.	13,664,400
843,000	CenterPoint Energy, Inc.	26,714,670
242,800	Dominion Energy, Inc. (2)	19,904,744
159,000	DTE Energy Co.	20,717,700
150,000	Duke Energy Corp.	16,489,500
3,925,000	EDP - Energias de Portugal S.A. (Portugal)	19,813,027
288,200	Emera, Inc. (Canada)	13,663,365
141,000	Entergy Corp.	16,233,330
230,900	Evergy, Inc.	15,761,234
221,000	Eversource Energy	19,496,620
665,145	Iberdrola S.A. (Spain)	7,090,433
641,000	NextEra Energy, Inc. (2)	54,158,090
333,117	OGE Energy Corp.	13,684,446
75,000	Orsted AS (Denmark)	8,707,233
1,118,000	PG&E Corp. (1)	12,141,480
410,235	PPL Corp.	11,929,634
362,000	Public Service Enterprise Group, Inc. (2)	23,772,540
254,000	RWE AG (Germany)	10,430,756
		421,099,926
Shares	Description	Value
	■ Highways & Railtracks—3.2%
740,000	Atlantia SpA (Italy)	$17,070,075
	■ Multi-Utilities—4.8%
715,000	National Grid plc (United Kingdom)	9,852,276
94,000	Sempra Energy	15,585,200
		25,437,476
	■ Oil & Gas Storage, Transportation and Production—28.6%
167,000	Cheniere Energy, Inc.	24,979,860
2,404,185	Energy Transfer LP	27,191,333
692,000	Enterprise Products Partners LP	18,497,160
660,575	MPLX LP	21,475,293
403,265	Pembina Pipeline Corp. (Canada)	15,396,217
216,000	Targa Resources Corp.	14,927,760
407,935	Western Midstream Partners LP	10,928,579
550,147	Williams Cos., Inc. (The)	18,754,511
		152,150,713
	■ Railroads—8.4%
115,770	Canadian National Railway Co. (Canada)	14,666,641
260,000	Canadian Pacific Railway Ltd. (Canada)	20,500,722
36,970	Norfolk Southern Corp.	9,285,755
		44,453,118
	■ Telecommunications—1.3%
156,746	Cellnex Telecom S.A. (Spain)	6,983,216
	Total Common Stocks & MLP Interests (Cost $637,412,195)	718,227,756
The accompanying notes are an integral part of these financial statements.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2022
(Unaudited)
Shares	Description	Value
Short-Term Investment—3.9%
	■ Money Market Mutual Fund—3.9%
20,863,691	BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.728%)(3)	$20,863,691
	Total Short-Term Investment (Cost $20,863,691)	20,863,691
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—139.1% (Cost $658,275,886)		739,091,447(4)
	■ Written Options—(0.2)%
	(see Open Written Option Contracts on the next page)
	Total Written Options (Premiums received $611,330)	(1,121,025)
TOTAL INVESTMENTS AFTER WRITTEN OPTIONS—138.9% (Cost $657,664,556)		737,970,422
	Secured borrowings—(32.0)%	(170,000,000)
	Mandatory Redeemable Preferred Shares at liquidation value—(7.5)%	(40,000,000)
	Other assets less other liabilities—0.6%	3,150,149
NET ASSETS APPLICABLE TO COMMON STOCK—100.0%		$531,120,571
(1)	Non-income producing.
(2)	All or a portion of the security is segregated as collateral for written options.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	All or a portion of the total investments before written options have been pledged as collateral for borrowings.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.
The accompanying notes are an integral part of these financial statements.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2022
(Unaudited)
Open Written Option Contracts as of July 31, 2022, were as follows:
Description of Option	Number of Contracts	Contract Notional Amount	Strike Price	Expiration Date	Value
Exchange-Traded Call Options
NextEra Energy, Inc.	2,500	$22,500	$90.00	9/16/22	$(262,500)
Public Service Enterprise Group, Inc.	1,200	7,800	65.00	9/16/22	(255,600)
Public Service Enterprise Group, Inc.	1,810	12,670	70.00	9/16/22	(70,590)
Dominion Energy, Inc.	1,214	10,319	85.00	10/21/22	(188,170)
Alliant Energy Corp.	4,049	26,319	65.00	10/21/22	(344,165)
					$(1,121,025)

Sector Allocation*
Electric, Gas and Water	57%
Oil & Gas Storage, Transportation and Production	21
Railroads	6
Construction & Engineering	4
Multi-Utilities	3
Money Market Mutual Fund	3
Highways & Railtracks	2
Airport Services	2
Coal & Consumable Fuels	1
Telecommunications	1
Total	100%

Country Weightings*
United States	73%
Canada	9
Spain	5
Portugal	3
Australia	3
Italy	2
France	2
Germany	1
United Kingdom	1
Denmark	1
Total	100%

The accompanying notes are an integral part of these financial statements.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2022
(Unaudited)
Currency Exposure*
United States Dollar	72%
Euro	14
Canadian Dollar	9
Australian Dollar	3
United Kingdom Pound Sterling	1
Danish Krone	1
Total	100%

* Percentages are based on total investments before written options rather than net assets applicable to common stock.
The accompanying notes are an integral part of these financial statements.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2022
(Unaudited)
Note 1. Investment Valuation
The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2022:
	Level 1	Level 2
Common stocks & MLP interests	$718,227,756	$—
Money market mutual fund	20,863,691	—
Total investments before written options	739,091,447	—
Written options	(865,425)	(255,600)
Total investments after written options	$738,226,022	$(255,600)
There were no Level 3 priced securities held and there were no transfers into or out of Level 3.
Other information regarding the Fund is available on the Fund’s website www.dpimc.com/dpg or the Securities and Exchange Commission’s website at www.sec.gov.